DISCONTINUED OPERATIONS - Income Statement (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2017	Jun. 29, 2018	Jun. 30, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operations, net of income taxes		$ (3)	$ (85)
Discontinued Operations, Held-for-sale or Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from product sales and services		0	1,039
Cost of product sales and services		0	(885)
Engineering, selling and administrative expenses		0	(91)
Impairment of goodwill and other assets		0	(240)
Non-operating income (loss)		(8)	(7)
Income (loss) before income taxes		(8)	(184)
Gain (loss) on sale of discontinued operations, before tax		0	(11)
Income tax benefit		5	110
Discontinued operations, net of income taxes		(3)	(85)
Discontinued Operations, Held-for-sale or Disposed of by Sale | IT Services
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from product sales and services		0	895
Cost of product sales and services		0	(777)
Engineering, selling and administrative expenses		0	(68)
Impairment of goodwill and other assets		0	(240)
Non-operating income (loss)		(4)	(9)
Income (loss) before income taxes		(4)	(199)
Gain (loss) on sale of discontinued operations, before tax		0	(28)
Income tax benefit		5	69
Discontinued operations, net of income taxes		1	(158)
Discontinued Operations, Held-for-sale or Disposed of by Sale | Caprock
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from product sales and services		0	144
Cost of product sales and services		0	(108)
Engineering, selling and administrative expenses		0	(23)
Non-operating income (loss)		(4)	4
Income (loss) before income taxes		(4)	17
Gain (loss) on sale of discontinued operations, before tax		0	14
Income tax benefit		0	41
Discontinued operations, net of income taxes		$ (4)	72
Discontinued Operations, Disposed of by Sale | Broadcast Communications
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-operating income (loss)			(2)
Adjustment to gain (loss) on discontinued operations			$ 3
Discontinued Operations, Disposed of by Sale | Caprock
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on sale of discontinued operations, before tax	$ 14